Financial instruments and financial risk factors - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) international_bank	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of detailed information about financial instruments [line items]
Proceeds from long-term financing	$ 8,712,000,000	$ 12,442,000,000	$ 8,173,000,000
Cash and cash equivalents	$ 25,586,000,000	$ 23,484,000,000	$ 26,389,000,000	$ 29,763,000,000
Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Number of lenders, financial institutions (international bank) | international_bank	25
Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Proceeds from long-term financing	$ 8,000,000,000
Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity	7,625,000,000
Letter Of Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity	9,400,000,000
Secured Letter Of Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity	$ 1,560,000,000
Maximum | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term	12 years
Maximum | Letter Of Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term	23 months
Weighted average | Fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate, on finance debt	3.00%	2.00%
Minimum | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term	1 year
Commodity price risk | Maximum
Disclosure of detailed information about financial instruments [line items]
Board's delegated value at risk limit	$ 100,000,000
Currency risk
Disclosure of detailed information about financial instruments [line items]
Borrowings not swapped	$ 928,000,000	$ 809,000,000
Period in which maximum value at risk was not exceeded	3 years
Currency risk | Currency Forward Contract, USD And Sterling
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 437,000,000	1,204,000,000
Currency risk | Cylinder Contracts, Sterling And USD
Disclosure of detailed information about financial instruments [line items]
Notional amount		1,885,000,000
Currency risk | Cylinder Contracts, Euro And USD
Disclosure of detailed information about financial instruments [line items]
Notional amount		585,000,000
Currency risk | Cylinder Contracts, AUD And USD
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 274,000,000
Currency risk | Maximum
Disclosure of detailed information about financial instruments [line items]
Board's delegated value at risk limit	$ 400,000,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Proportion of floating rate debt net of interest rate swaps, to total finance debt	70.00%	84.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, amount	$ 442,000,000	$ 488,000,000
Interest rate risk | Fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Finance debt, weighted average maturity period	5 years	5 years
Credit risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 14,700,000,000	$ 11,600,000,000
Percent of unmitigated credit exposure that is classified as investment grade	77.00%	79.00%
Credit risk | Financial guarantee contracts | Third party arrangement
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 382,000,000	$ 370,000,000
Credit risk | Joint ventures and associates | Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	656,000,000	309,000,000
Currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, undiscounted cash flows	$ 21,484,000,000	$ 18,014,000,000